SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenue	$ 56,771	$ 40,786
United States
Disclosure of products and services [line items]
Revenue	9,756	8,284
United Kingdom
Disclosure of products and services [line items]
Revenue	6,422	5,883
United Kingdom
Disclosure of products and services [line items]
Revenue	23,684	15,106
Other Europe
Disclosure of products and services [line items]
Revenue	3,275	617
Australia
Disclosure of products and services [line items]
Revenue	4,968	4,405
Other Asia
Disclosure of products and services [line items]
Revenue	1,643	1,119
Brazil
Disclosure of products and services [line items]
Revenue	4,048	3,206
Colombia
Disclosure of products and services [line items]
Revenue	1,594	970
Other
Disclosure of products and services [line items]
Revenue	$ 1,381	$ 1,196